Financial assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments
The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of June 30, 2025
Cash & cash equivalents	5(a)	—	—	161,551	161,551
Trade & other receivables	5(b)	—	—	14,866	14,866
Financial assets at fair value through other comprehensive income	5(c)	1,388	—	—	1,388
Other non-current assets	5(d)	—	—	1,296	1,296
		1,388	—	177,713	179,101
As of June 30, 2024
Cash & cash equivalents	5(a)	—	—	62,960	62,960
Trade & other receivables	5(b)	—	—	20,952	20,952
Financial assets at fair value through other comprehensive income	5(c)	1,014	—	—	1,014
Other non-current assets	5(d)	—	—	2,102	2,102
		1,014	—	86,014	87,028
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of June 30, 2025
Trade and other payables	5(e)	—	—	19,082	19,082
Borrowings	5(f)	—	—	121,894	121,894
Contingent consideration	5(g)(iii)	—	21,779	—	21,779
Warrant liability	5(g)(vi)	—	5,724	—	5,724
		—	27,503	140,976	168,479
As of June 30, 2024
Trade and other payables	5(e)	—	—	7,070	7,070
Borrowings	5(f)	—	—	114,345	114,345
Contingent consideration	5(g)(iii)	—	26,892	—	26,892
Warrant liability	5(g)(vi)	—	4,647	—	4,647
		—	31,539	121,415	152,954
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Summary of Cash and Cash Equivalents
a.    Cash and cash equivalents

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Cash at bank	161,158	62,563
Deposits at call(1)	393	397
	161,551	62,960

(1)	As of June 30, 2025 and June 30, 2024, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.    Trade and other receivables and prepayments
(i)    Trade and other receivables

		As of June 30,
(in U.S. dollars, in thousands)	Note	2025	2024
Trade receivables		13,911	1,403
Tax incentives recoverable		—	854
Foreign withholding tax recoverable		22	471
Net investment in sublease		188	224
Interest receivables		2	23
Other recoverable taxes (Goods and services tax and value-added tax)		743	423
Insurance Asset	22	—	17,554
Trade and other receivables		14,866	20,952
(ii)    Prepayments

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Clinical trial research and development expenditure	1,402	391
Prepaid insurance and subscriptions	1,967	1,775
Other	2,318	385
Prepayments	5,687	2,551

Summary of Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income include the following classes of financial assets:

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Unlisted securities:
Equity securities	1,388	1,014
	1,388	1,014

Summary of Other Non-current Assets	Other non-current assets

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Bank guarantee	475	481
Net investment in sublease	—	190
Letter of credit	569	1,179
Security deposit	252	252
	1,296	2,102

Summary of Trade and Other Payables	Trade and other payables

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Trade payables and other payables	19,082	7,070
Trade and other payables	19,082	7,070

Summary of Borrowings
f.    Borrowings

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Borrowings
Secured liabilities:
Borrowing arrangements	81,919	81,919
Less: transaction costs	(10,782)	(9,833)
Amortization of carrying amount, net of payments made	50,757	42,259
	121,894	114,345

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Borrowings
Current
Borrowings - NovaQuest	11,153	1,869
Borrowings - Oaktree	43,002	11,993
	54,155	13,862
Non-current
Borrowings - NovaQuest	67,739	64,562
Borrowings - Oaktree	—	35,921
	67,739	100,483
	121,894	114,345

Summary of Net Debt
(iii)    Net debt reconciliation

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Cash and cash equivalents	161,551	62,960
Borrowings	(121,894)	(114,345)
Lease liabilities	(6,263)	(4,578)
Warrant liability	(5,724)	(4,647)
Net Debt	27,670	(60,610)

Cash and cash equivalents	161,551	62,960
Gross debt - fixed interest rates	(128,157)	(118,923)
Gross debt - variable interest rates	—	—
Warrant liability	(5,724)	(4,647)
Net Debt	27,670	(60,610)

Summary of Net Debt Reconciliation

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2024	(114,345)	(4,578)	(4,647)	(123,570)	62,960	(60,610)
Cash Flows(1)	14,165	2,214	—	16,379	97,502	113,881
Remeasurement adjustments	(416)	—	(4,962)	(5,378)	—	(5,378)
Other Changes(2)	(21,298)	(1,346)	—	(22,644)	—	(22,644)
Exercise of warrants	—	—	3,885	3,885	—	3,885
Acquisition – leases	—	(2,564)	—	(2,564)	—	(2,564)
Foreign exchange adjustments	—	11	—	11	1,089	1,100
Net Debt as at June 30, 2025	(121,894)	(6,263)	(5,724)	(133,881)	161,551	27,670
(1)Cash flows for borrowings and leases include the payments of borrowings, lease liabilities, interest and debt transaction costs which are presented as financing cash flows in the statement of cash flows.
(2)Other changes include modification of leases and accrued interest expenses for borrowings and leases.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value
The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of June 30, 2025 and June 30, 2024 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2025
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	1,388	1,388
Total Financial Assets		—	—	1,388	1,388

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	21,779	21,779
Warrant liabilities	5(g)(vi)	—	—	5,724	5,724
Total Financial Liabilities		—	—	27,503	27,503

As of June 30, 2024
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	1,014	1,014
Total Financial Assets		—	—	1,014	1,014

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	26,892	26,892
Warrant liabilities	5(g)(vi)	—	—	4,647	4,647
Total Financial Liabilities		—	—	31,539	31,539

Summary of Changes in the Contingent Consideration Fair Value of Level 3 Instruments
The following table presents the changes in the contingent consideration balances within the level 3 instruments for the years ended June 30, 2025 and June 30, 2024:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2023	17,199
Reclassification during the period	—
Charged/(credited) to consolidated income statement:
Remeasurement(1)	9,693
Closing balance - June 30, 2024	26,892

Opening balance - July 1, 2024	26,892
Amount paid during the period(2)	(20,000)
Charged/(credited) to consolidated income statement:
Remeasurement(3)	14,887
Closing balance - June 30, 2025	21,779

(1)
In the year ended June 30, 2024, a loss of $9.7 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of MSC assets from Osiris. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation, such as probability of success, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)
In January 2025, the Group issued 10,228,239 ordinary shares as payment for a $20.0 million milestone within contingent consideration following the FDA approval of Ryoncil® in the treatment of children with SR-aGVHD in the United States in December 2024. The shares are subject to a 12-month lock-up period.

(3)
In the year ended June 30, 2025, a loss of $14.9 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of MSC assets from Osiris. Within this $14.9 million loss, $4.6 million of the remeasurement loss was a net result of changing key assumptions of the contingent consideration valuation, such as probability of success, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration including the impact of receiving FDA approval for Ryoncil® in the treatment of children with SR-aGVHD in December 2024.

Within the $14.9 million loss, the Group also recognized a loss of $10.3 million on the remeasurement of the contingent consideration milestone paid in January 2025 through the issuance of shares, which are subject to a 12-month lock-up period. If the share price decreases over the lock-up period an additional payment equal to the reduction in the share price multiplied by the amount of issued shares under that milestone payment is required to be paid. This loss reflects the fair value remeasurement of the issued shares as at June 30, 2025.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data) Description	Fair value as of June 30, 2025)	Fair value as of June 30, 2024)	Valuation technique	Unobservable inputs(1)	Year Ended June 30, 2025	Year Ended June 30, 2024	Relationship of unobservable inputs to fair value
Contingent consideration provision	21,779	26,892	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)
Year ended June 30, 2025: A change in the discount rate by 0.5% would have no impact to the fair value.
Year ended June 30, 2024: A change in the discount rate by 0.5% would have no impact to the fair value.

				Expected unit sales price	Various	Various
Year ended June 30, 2025: A change in the price assumptions by 10% would increase/decrease the fair value by 0.2%.
Year ended June 30, 2024: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.

				Expected sales volumes	Various	Various
Year ended June 30, 2025: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.2%.
Year ended June 30, 2024: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.

				Probability of success and payment	Various	Various
Year ended June 30, 2025: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10% and 20.0%, respectively.
Year ended June 30, 2024: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10% and 20.1%, respectively.

(1)There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of significant unobservable inputs used in fair value measurement of equity
The main level 3 inputs used by the Group in the valuation of contingent consideration are evaluated as follows:

Risk adjusted discount rate:	The discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, their size and number of projects) and the indicative rates of return required by suppliers of venture capital for investments with similar technical and commercial risks. This assumption is reviewed as part of the valuation process outlined above.

Expected unit sales prices:	Expected market sale price giving consideration to comparable products available in the market place and a value based pricing assessment. This assumption is reviewed as part of the valuation process outlined above.

Expected sales volumes:	Expected sales volumes of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.

Probability of success and payment:	Expected cash flows used to measure contingent consideration are risk adjusted for the probability of successful development of products and payment provisions with the agreement. These assumptions are reviewed as part of the valuation process outlined above.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory	The following assumptions were based on observable market conditions that existed as of June 30, 2025.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of June 30, 2025	Rationale
Share Price	A$1.62	Closing share price on valuation date from external market source
Exercise price	A$3.15	Market price on initial payment date
Expected Term	7 months	Lock-up period
Dividend Yield	0%	Based on Company’s nil dividend history
Expected Volatility	73.57%	Based on historical volatility data for the Company
Risk Free Interest Rate	3.47%	Based on the closing U.S. treasury issued 5 year bonds on valuation date
Fair value per share	$1.0033	Determined using Black-Scholes valuation model with the inputs above
Fair value	$10,262,224	Fair value of $10,262,224 as of June 30, 2025. Fair value was $Nil as of June 30, 2024.

	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2025	2024
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	10,778	26,236
Fair value of financial derivative liability	10,262	—
Fair value of royalty payments from commercialization of the intellectual property acquired	739	656
	21,779	26,892

Summary of Warrant Liability
(vi)    Warrant liability

(in U.S. dollars, in thousands)	As of June 30,
Warrant liability	2025	2024
Opening balance	4,647	5,426
Remeasurement of warrant liability	4,962	(779)
Exercise of warrants	(3,885)	—
Closing Balance	5,724	4,647

Summary of Fair Value of Warrants	The following assumptions were based on observable market conditions that existed as of June 30, 2025 and 2024.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of June 30, 2025	As of June 30, 2024	Rationale
Share Price	$10.89	$6.81	Closing share price on valuation date from external market source
Exercise Price	$14.36	$7.24 to $14.36	As per subscription agreement
Expected Term	4 years	5 to 6 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	93.43%	91.91%	Based on historical volatility data for the Company
Risk Free Interest Rate	3.99%	4.38%	Based on the closing U.S. treasury issued 7 year bonds on valuation date
Fair value per warrant	$6.4688	$3.9352 to $5.1211	Determined using Black-Scholes valuation model with the inputs above
Fair value	$5,723,883	$4,647,075	Fair value of 884,838 warrants of $5,723,883 as of June 30, 2025 and fair value of 1,112,340 warrants of $4,647,075 as of June 30, 2024